Schedule of assets held for sale (Details) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
Sale and leaseback	R$ 147	[1]
Extra Hiper stores	403	[2]
Total	R$ 550

[1]	Refers to the two properties as detailed in note 1.4.
[2]	For the property, plant and equipment acquired from the 6 properties owned by GPA, the Company expects to complete the sale of these assets to a certain real estate fund (see notes 1.5 and 32.2). After the sale is completed, the Company will enter into a lease agreement with the real estate fund to operate the commercial points.